CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Common shares	Dec. 31, 2011 Class A common shares	Dec. 31, 2010 Class A common shares	Dec. 31, 2011 Class B common shares	Dec. 31, 2010 Class B common shares	Dec. 31, 2011 US$ USD ($)	Dec. 31, 2011 US$ Class A common shares	Dec. 31, 2011 US$ Class B common shares
Net revenues
Product revenue	3,551,510	2,255,521	1,450,096						$ 564,278
Other revenue	67,462	26,159	7,556						10,719
Total net revenues	3,618,972	2,281,680	1,457,652						574,997
Cost of revenues
Total cost of revenues (including purchases from a related party amounting to RMB4,280, RMB4,100 and RMB nil (US$ nil) for the years ended December 31, 2009, 2010 and 2011, respectively)	(3,118,365)	(1,775,881)	(1,129,961)						(495,458)
Gross profit	500,607	505,799	327,691						79,539
Operating expenses:
Fulfillment (including service fees payable to related parties amounting to RMB13,275, RMB9,625 and RMB9,625 (US$1,529) for the years ended December 31, 2009, 2010 and 2011, respectively)	(474,506)	(286,443)	(201,270)						(75,391)
Marketing	(150,313)	(76,669)	(38,473)						(23,882)
Technology and content	(89,616)	(64,682)	(38,989)						(14,239)
General and administrative (including consulting fees paid to related parties amounting to RMB2,732, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2009, 2010 and 2011, respectively)	(84,113)	(67,903)	(38,021)						(13,364)
Government grants	13,603	4,805							2,161
Income (loss) from operations	(284,338)	14,907	10,938						(45,176)
Interest income	26,347	7,087	5,418						4,186
Other (expenses) income, net	53,830	(3,273)	560						8,553
Income (loss) before income taxes	(204,161)	18,721	16,916						(32,437)
Income tax benefit (expense)	(24,326)	12,061							(3,865)
Net income (loss)	(228,487)	30,782	16,916						(36,302)
Deemed dividend on Series C convertible preferred shares		(1,779)
Net income (loss) attributable to common shareholders	(228,487)	29,003	16,916						$ (36,302)
Income (loss) per common share:
Basic (in CNY and dollars per share)	(0.58)	0.02							$ (0.09)
Diluted (in CNY and dollars per share)	(0.58)	0.02							$ (0.09)
Common shares:
Basic (in shares)				175,644,260	188,572,218	6,712,195	205,486,874	181,562,768		188,572,218	205,486,874
Diluted (in shares)				175,644,260	394,059,092	216,359,263	205,486,874	181,562,768		394,059,092	205,486,874